CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (34,698,251)	$ (5,075,122)	$ (33,633,793)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	(10,343,509)	(19,503,275)	(2,533,628)
Other comprehensive loss	(10,343,509)	(19,503,275)	(2,533,628)
Comprehensive loss	(45,041,760)	(24,578,397)	(36,167,421)
Less: comprehensive loss attributable to non-controlling interest			(3,772)
Comprehensive loss attributable to ReneSola Ltd	$ (45,041,760)	$ (24,578,397)	$ (36,163,649)